Issued share capital	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Issued share capital
19 .	Issued share capital

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
Number of equity ordinary shares	m	m	m
At the beginning of the period	1,328.2	1,332.7	1,332.7
Share cancellations	(32.1)	—	(4.5)
At the end of the period	1,296.1	1,332.7	1,328.2